Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings	$ 794	$ 692	$ 561
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	389	431	410
Equity in losses of unconsolidated affiliates	(2)	(8)	(16)
Net loss on sales of investments and other assets, net	16	2	13
Gain on sale of OneDigital	(276)	0	0
Gain on sale of Cascade Timberlands	0	0	(12)
Stock-based compensation	44	58	56
Changes in assets and liabilities, net of effects from acquisitions:
Net (increase) decrease in trade receivables	(11)	(14)	7
Net increase in prepaid expenses and other assets	(60)	(4)	(95)
Net (decrease) increase in accounts payable, accrued liabilities, deferred revenue and other	(31)	87	(2)
Net increase (decrease) in reserve for title claim losses	3	(96)	(38)
Net change in income taxes	(133)	(2)	37
Net cash provided by operating activities	737	1,162	953
Cash Flows From Investing Activities:
Proceeds from sales of investment securities available for sale	434	238	775
Proceeds from calls and maturities of investment securities available for sale	626	452	383
Proceeds from sales of other assets	4	6	2
Proceeds from the sale of cost method and other investments	21	36	14
Additions to property and equipment and capitalized software	(149)	(290)	(241)
Purchases of investment securities available for sale	(659)	(589)	(1,092)
Purchases of other long-term investments	(86)	0	(27)
Net (purchases of) proceeds from short-term investment activities	(26)	547	(685)
Contributions to investments in unconsolidated affiliates	(78)	(166)	(97)
Distributions from unconsolidated affiliates	104	139	353
Net other investing activities	(7)	(7)	(11)
Proceeds from the sale of OneDigital	325	0	0
Acquisition of T-System Holding LLC, net of cash acquired	(202)	0	0
Acquisition of Title Guaranty of Hawaii, net of cash acquired	(93)	0	0
Acquisition of BPG Holdings, LLC, net of cash acquired	0	0	(43)
Proceeds from sale of Cascade Timberlands	0	0	56
Acquisition of Commissions, Inc., net of cash acquired	0	(229)	0
Acquisition of eLynx Holdings, Inc., net of cash acquired	0	(115)	0
Acquisitions of Real Geeks, LLC and Sky Slope, Inc., net of cash acquired	(82)	0	0
Other acquisitions/disposals of businesses, net of cash acquired	(105)	(213)	(68)
Net cash (used in) provided by investing activities	79	(191)	(681)
Cash Flows From Financing Activities:
Net change in secured trust deposits	(30)	160	79
Borrowings	785	132	1,360
Debt service payments	(996)	(200)	(1,359)
Additional investment in noncontrolling interest	(2)	0	(6)
Equity portion of debt conversions paid in cash	(317)	(2)	0
Proceeds from Black Knight IPO	0	0	475
Debt and equity issuance costs	0	0	(1)
Black Knight treasury stock repurchases of BKFS stock	(47)	0	0
Cash transferred in spin-off	(22)	0	0
Dividends paid	(278)	(239)	(220)
Subsidiary dividends paid to noncontrolling interest shareholders	(9)	(9)	(6)
Exercise of stock options	31	19	26
Payment for shares withheld for taxes and in treasury	(18)	(9)	(13)
Purchases of treasury stock	(23)	(276)	(498)
Net cash used in financing activities	(1,029)	(428)	(193)
Net decrease in cash and cash equivalents	(213)	543	79
Cash and cash equivalents at beginning of period	1,323	780	701
Cash and cash equivalents at end of period	1,110	1,323	780
Black Knight Financial Services, Inc.
Cash Flows From Financing Activities:
Equity portion of debt conversions paid in cash	0	0	(17)
Digital Insurance, Inc.
Cash Flows From Financing Activities:
Payment of contingent consideration for prior period acquisitions	(16)	(4)	0
New Remy Corporation
Cash Flows From Financing Activities:
Cash transferred in spin-off	0	0	(13)
J. Alexander's, LLC
Cash Flows From Financing Activities:
Cash transferred in spin-off	$ (87)	$ 0	$ 0